Business segments - Disclosure of operating segments explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Third party	S/ 6,791,788	S/ 5,932,994	S/ 5,435,575
Total income	6,791,788	5,932,994	5,435,575
Profit (loss)	1,450,115	1,091,394	1,033,454
Consolidated income statement data
Interest and similar income	4,847,216	4,321,282	3,809,020
Interest and similar expenses	(1,407,897)	(1,170,586)	(1,119,889)
Net interest and similar income	3,439,319	3,150,696	2,689,131
Impairment loss on loans, net of recoveries	(750,811)	(660,072)	(827,935)
(Loss) recovery due to impairment of financial investments	S/ (6,790)	S/ 13,077	S/ (20,759)
Net interest and similar income after impairment loss on loans	2,681,718	2,503,701	1,840,437
Fee income from financial services, net	S/ 925,885	S/ 874,426	S/ 849,242
Net gain on sale of financial investments	112,215	14,240	184,847
Net gain from derecognition of financial assets at amortized cost	8,474
Other income	471,390	394,480	333,117
Total net premiums earned minus claims and benefits	(295,697)	(407,466)	(152,927)
Depreciation and amortization	(262,015)	(164,698)	(145,162)
Other expenses	(1,716,299)	(1,672,783)	(1,565,472)
Income before translation result and Income Tax	1,925,671	1,541,900	1,344,082
Translation result	17,770	(34,991)	15,898
Income Tax	(493,326)	(415,515)	(326,526)
Net profit for the year	1,450,115	1,091,394	1,033,454
Profit (loss), attributable to [abstract]
IFS's shareholders	1,441,258	1,084,280	1,027,379
Non-controlling interest	8,857	7,114	6,075
Banking [Member]
Disclosure of operating segments [line items]
Third party	5,335,387	4,628,369	4,455,055
Inter-segment	(80,697)	(57,276)	(93,242)
Total income	5,254,690	4,571,093	4,361,813
Profit (loss)	1,228,538	1,010,921	893,511
Consolidated income statement data
Interest and similar income	4,073,998	3,559,112	3,346,238
Interest and similar expenses	(1,290,055)	(1,067,710)	(1,047,102)
Net interest and similar income	2,783,943	2,491,402	2,299,136
Impairment loss on loans, net of recoveries	(750,787)	(660,858)	S/ (830,474)
(Loss) recovery due to impairment of financial investments	S/ 43	S/ (63)
Net interest and similar income after impairment loss on loans	2,033,199	1,830,481	1,468,662
Fee income from financial services, net	S/ 827,064	S/ 759,518	S/ 740,519
Net gain on sale of financial investments	30,854	16,364	39,604
Net gain from derecognition of financial assets at amortized cost	8,474
Other income	394,997	293,375	303,474
Depreciation and amortization	(227,070)	(138,543)	(127,431)
Other expenses	(1,384,432)	(1,364,155)	(1,271,804)
Income before translation result and Income Tax	1,683,086	1,397,040	1,178,244
Translation result	(5,592)	(10,208)	13,908
Income Tax	(448,956)	(375,911)	(298,641)
Net profit for the year	1,228,538	1,010,921	893,511
Gain on sale of IFS shares			25,220
Profit (loss), attributable to [abstract]
IFS's shareholders	1,228,538	1,010,921	893,511
Insurance [Member]
Disclosure of operating segments [line items]
Third party	1,204,206	1,002,607	703,262
Inter-segment			(46)
Total income	1,204,206	1,002,607	703,216
Profit (loss)	130,392	(61,476)	39,871
Consolidated income statement data
Interest and similar income	612,549	610,990	334,753
Interest and similar expenses	(56,419)	(54,343)	(19,713)
Net interest and similar income	556,130	556,647	315,040
Impairment loss on loans, net of recoveries			S/ (5,496)
(Loss) recovery due to impairment of financial investments	S/ (6,170)	S/ 11,349
Net interest and similar income after impairment loss on loans	549,960	567,996	309,544
Fee income from financial services, net	S/ (3,980)	S/ (4,593)	S/ (3,692)
Net gain on sale of financial investments	39,234	(30,684)	65,009
Other income	129,784	98,328	47,843
Total net premiums earned minus claims and benefits	(295,686)	(407,466)	(152,927)
Depreciation and amortization	(22,396)	(16,982)	(9,656)
Other expenses	(276,350)	(256,670)	(217,164)
Income before translation result and Income Tax	120,566	(50,071)	38,957
Translation result	9,826	(11,405)	873
Income Tax			41
Net profit for the year	130,392	(61,476)	39,871
Profit (loss), attributable to [abstract]
IFS's shareholders	130,392	(61,476)	39,960
Non-controlling interest			(89)
Wealth Management [Member]
Disclosure of operating segments [line items]
Third party	390,720	351,518	380,518
Inter-segment	(2,093)	12,226	(7,917)
Total income	388,627	363,744	372,601
Profit (loss)	200,254	197,523	199,171
Consolidated income statement data
Interest and similar income	167,974	154,090	151,785
Interest and similar expenses	(61,465)	(44,096)	(53,852)
Net interest and similar income	106,509	109,994	97,933
Impairment loss on loans, net of recoveries	(24)	786	2,539
(Loss) recovery due to impairment of financial investments	S/ (663)	S/ 1,791	S/ (15,263)
Net interest and similar income after impairment loss on loans	105,822	112,571	85,209
Fee income from financial services, net	S/ 164,312	S/ 164,184	S/ 152,028
Net gain on sale of financial investments	42,127	28,560	74,158
Other income	16,307	4,684	(7,217)
Depreciation and amortization	(18,321)	(9,147)	(8,068)
Other expenses	(104,996)	(97,377)	(103,640)
Income before translation result and Income Tax	205,251	203,475	202,234
Translation result	1,423	(227)	1,233
Income Tax	(6,420)	(5,725)	(4,296)
Net profit for the year	200,254	197,523	199,171
Gain on sale of IFS shares			9,764
Profit (loss), attributable to [abstract]
IFS's shareholders	200,254	197,523	199,171
Holding and consolidation adjustments [Member]
Disclosure of operating segments [line items]
Third party	(138,525)	(49,500)	(103,260)
Inter-segment	82,790	45,050	101,205
Total income	(55,735)	(4,450)	(2,055)
Profit (loss)	(109,069)	(55,574)	(99,099)
Consolidated income statement data
Interest and similar income	(7,305)	(2,910)	(23,756)
Interest and similar expenses	42	(4,437)	778
Net interest and similar income	S/ (7,263)	S/ (7,347)	S/ (22,978)
Net interest and similar income after impairment loss on loans	(7,263	(7,347	(22,978
Fee income from financial services, net	S/ (61,511)	S/ (44,683)	S/ (39,613)
Net gain on sale of financial investments			6,076
Other income	(69,698)	(1,907)	(10,983)
Total net premiums earned minus claims and benefits	(11)
Depreciation and amortization	5,772	(26)	(7)
Other expenses	49,479	45,419	27,136
Income before translation result and Income Tax	(83,232)	(8,544)	(75,353)
Translation result	12,113	(13,151)	(116)
Income Tax	(37,950)	(33,879)	(23,630)
Net profit for the year	(109,069)	(55,574)	(99,099)
Gain on sale of IFS shares			(34,984)
Profit (loss), attributable to [abstract]
IFS's shareholders	(117,926)	(62,688)	(105,263)
Non-controlling interest	S/ 8,857	S/ 7,114	S/ 6,164